Revenue - Additional Information (Detail)	1 Months Ended			6 Months Ended
	Jan. 31, 2020 USD ($)	Oct. 31, 2019 USD ($) FTE	Mar. 31, 2019 USD ($) FTE FullTimeEquivalentServices	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 Patients
Disaggregation of Revenue [Line Items]
Performance obligations remaining amount				$ 600,000		$ 1,200,000
Revenue from performance obligations of the previous period recognized				0	$ 0
Deferred Revenue				$ 4,200,000		$ 5,700,000
BeiGene Limited [Member]
Disaggregation of Revenue [Line Items]
Upfront payment received towards license fees			$ 10,000,000
Novocodex [Member] | Development and Commercialization Agreement [Member]
Disaggregation of Revenue [Line Items]
Upfront payment received towards license fees		$ 2,000,000
Notice period to be given by the counterparty for the termination of the license agreement		6 months
Sino Biopharmaceutical Limited [Member] | Development and Commercialization Agreement [Member]
Disaggregation of Revenue [Line Items]
Upfront payment received towards license fees	$ 10,000,000
Notice period to be given by the counterparty for the termination of the license agreement				6 months
Sino Biopharmaceutical Limited [Member] | Development and Commercialization Agreement [Member] | Phase One Clinical Trial for Products ARX Eight Twenty Two and Arx One Hundred and Two [Member]
Disaggregation of Revenue [Line Items]
Total number of patients for which the drug study detail is to be given by the counterparties | Patients							100
Minimum [Member]
Disaggregation of Revenue [Line Items]
Remaining performance obligations remaining satisfaction period				10 months
Minimum [Member] | BeiGene Limited [Member] | Collaboration and Exclusive License Agreement [Member]
Disaggregation of Revenue [Line Items]
Number of full time equivalent services to be performed for receiving research and development related amount | FTE			2
Minimum [Member] | Novocodex [Member] | Development and Commercialization Agreement [Member]
Disaggregation of Revenue [Line Items]
Number of full time equivalent services to be performed for receiving research and development related amount | FTE		1
Maximum [Member]
Disaggregation of Revenue [Line Items]
Remaining performance obligations remaining satisfaction period						2 years
Maximum [Member] | BeiGene Limited [Member] | Collaboration and Exclusive License Agreement [Member]
Disaggregation of Revenue [Line Items]
Number of full time equivalent services to be performed for receiving research and development related amount | FullTimeEquivalentServices			25